CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash, including cash equivalents	$ 686.9	$ 936.4
Accounts receivable (less allowances)	443.0	515.6
Inventories	624.0	707.7
Prepaid expenses and other	296.1	590.7
Current assets of discontinued operations	291.1	314.1
Total current assets	2,341.1	3,064.5
Property, plant and equipment, at cost
Land	32.2	37.8
Buildings and improvements	665.8	831.1
Equipment	797.7	999.0
Property, plant and equipment, at cost	1,495.7	1,867.9
Less accumulated depreciation	(728.8)	(831.1)
Property, plant and equipment, net, total	766.9	1,036.8
Goodwill	92.3	249.3
Other assets	490.0	1,022.7
Noncurrent assets of discontinued operations	180.1	211.9
Total assets	3,870.4	5,585.2
Current Liabilities
Debt maturing within one year	55.2	121.7
Accounts payable	774.2	806.3
Accrued compensation	157.6	174.9
Other accrued liabilities	419.6	539.1
Sales and taxes other than income	174.9	160.8
Income taxes	23.9	36.8
Payable to Discontinued Operations	100.0	100.0
Current liabilities of discontinued operations	489.7	207.6
Total current liabilities	2,195.1	2,147.2
Long-term debt	2,150.5	2,417.1
Employee benefit plans	177.5	249.6
Long-term income taxes	65.1	75.2
Other liabilities	78.4	93.8
Noncurrent liabilities of discontinued operations	260.2	297.0
Total liabilities	4,926.8	5,279.9
Commitments and contingencies (Notes 13 and 15)
Shareholders' (Deficit) Equity
Common stock, par value $.25	187.9	187.6
Additional paid-in capital	2,254.0	2,207.9
Retained earnings	2,448.1	3,702.9
Accumulated other comprehensive loss	(1,366.2)	(1,217.6)
Treasury stock, at cost	(4,594.1)	(4,591.0)
Total Avon shareholders' (deficit) equity	(1,070.3)	289.8
Noncontrolling interest	13.9	15.5
Total shareholders' (deficit) equity	(1,056.4)	305.3
Total liabilities and shareholders' (deficit) equity	$ 3,870.4	$ 5,585.2